Income and expenses - Financial income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income and expenses
Interest income	€ 1,332	€ 658	€ 418
Foreign exchange gains	4,778	4,904	1,668
Other finance income	4	58	366
Total	€ 6,114	€ 5,620	€ 2,452